Deposits (Tables)	9 Months Ended
Jul. 31, 2024
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Summary of Deposits

	As at
	July 31, 2024						April 30 2024	October 31 2023
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total

Personal	$5,193	$10,364	$142,879		$138,314	$296,750	$292,117	$288,617
Business and government	181,077	31,874	56,354		337,659	606,964	605,457	612,267
Financial institutions	10,294	650	2,258		32,285	45,487	44,454	51,449
	$196,564	$42,888	$201,491	(4)	$508,258	$949,201	$942,028	$952,333
Recorded in:
Canada	$145,486	$22,844	$163,534		$359,335	$691,199	$680,489	$679,196
United States	41,391	36	72		48,664	90,163	90,399	96,807
United Kingdom	–	–	180		21,996	22,176	22,835	21,562
Mexico	7	7,153	14,665		19,120	40,945	43,303	41,424
Peru	4,450	122	5,676		6,251	16,499	16,268	15,860
Chile	1,557	4,889	146		17,028	23,620	23,327	23,724
Colombia	31	525	4,023		4,670	9,249	10,018	9,580
Other International	3,642	7,319	13,195		31,194	55,350	55,389	64,180
Total (5)	$196,564	$42,888	$201,491		$508,258	$949,201	$942,028	$952,333
(1)	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $122 (April 30, 2024 – $120; October 31, 2023 – $123) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $300,445 (April 30, 2024 – $304,171; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $20,655 (April 30, 2024 – $19,590; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $37,502 (April 30, 2024 – $39,429; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,644 (April 30, 2024 – $112,707; October 31, 2023 – $116,926).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total

As at July 31, 2024	$62,926	$38,797	$66,988	$111,838	$20,235	$300,784
As at April 30, 2024	$65,328	$34,442	$65,985	$118,006	$17,999	$301,760
As at October 31, 2023	$66,726	$39,525	$62,675	$130,384	$19,021	$318,331
(1)	The majority of foreign term deposits are in excess of $100,000.